Equity	3 Months Ended
Jan. 31, 2024
Equity Disclosure [Abstract]
Equity
NOTE 12: EQUITY
The following table summarizes the changes

to the shares and other equity instruments

issued and outstanding,

and treasury instruments held as at and

for the
three months ended January 31, 2024 and

January 31, 2023.
Shares and Other Equity Instruments

Issued and Outstanding and Treasury Instruments

Held
(millions of shares or other equity instruments
and millions of Canadian dollars) For the three months ended

January 31, 2024 January 31, 2023
Number Number
of shares Amount of shares Amount
Common Shares
Balance as at beginning of period 1,791.4 $ 25,434 1,821.7 $ 24,363
Proceeds from shares issued on exercise
of stock options 0.6 42 0.4 26
Shares issued as a result of dividend
reinvestment plan 1.7 137 7.9 705
Purchase of shares for cancellation and other (20.9) (295) – –
Balance as at end of period – common shares 1,772.8 $ 25,318 1,830.0 $ 25,094
Preferred Shares and Other Equity Instruments
Preferred Shares – Class A
Balance as at beginning of period 143.6 $ 5,200 159.6 $ 5,600
Issue of shares – – – –
Redemption of shares – – – –
Balance as at end of period 143.6 $ 5,200 159.6 $ 5,600
Other Equity Instruments 1
Balance

as at beginning and end of period
5.0 $ 5,653 5.0 $ 5,653
Balance as at end of period – preferred

shares
and other equity instruments 148.6 $ 10,853 164.6 $ 11,253
Treasury – common shares
2
Balance as at beginning of period 0.7 $ (64) 1.0 $ (91)
Purchase of shares

37.5 (3,096) 20.4 (1,816)
Sale of shares (37.5) 3,102 (20.3) 1,804
Balance as at end of period – treasury
– common shares 0.7 $ (58) 1.1 $ (103)
Treasury – preferred shares and
other equity instruments 2
Balance as at beginning of period 0.1 $ (65) 0.1 $ (7)
Purchase of shares and other equity instruments

1.7 (98) 0.9 (141)
Sale of shares and other equity instruments (1.7) 136 (0.9) 139
Balance as at end of period – treasury
– preferred shares and other equity

instruments
0.1 $ (27) 0.1 $ (9)
For Limited Recourse Capital Notes, the number of shares represents the number of notes issued.
2

When the Bank purchases its own equity instruments as part of its trading business, they are classified as treasury instruments and the cost of these instruments is recorded as a reduction in equity.
DIVIDENDS
On February 28, 2024, the Board approved

a dividend in an amount of one dollar and

two cents ($
1.02
) per fully paid common share in the capital

stock of the
Bank for the quarter ending April 30, 2024, payable

on and after April 30, 2024, to shareholders

of record at the close of business on April

9, 2024.
DIVIDEND REINVESTMENT PLAN
The Bank offers a dividend reinvestment plan

for its common shareholders. Participation in

the plan is optional and under the terms of the

plan, cash dividends on
common shares are used to purchase additional

common shares. At the option of the Bank,

the common shares may be issued from treasury

at an average
market price based on the last five trading

days before the date of the dividend payment,

with a discount of between
0 % to 5 % at the Bank’s discretion or
purchased from the open market at market

price.

During the three months ended January 31,

2024, the Bank issued
2.0

million common shares from treasury with

no discount. During the three months ended
January 31, 2023, the Bank issued 7.9

million common shares from treasury

with a
2 % discount.
NORMAL COURSE ISSUER BID
On August 28, 2023, the Bank announced

that the Toronto Stock Exchange and OSFI approved a normal course issuer bid (NCIB) to repurchase for cancellation
up to 90

million of its common shares. The NCIB commenced

on August 31, 2023, and during the

three months ended January 31, 2024, the Bank

repurchased
20.9

million common shares under the NCIB, at

an average price of $
82.39

per share for a total amount of $
1.7

billion.